Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES

NOTE 6 – INCOME TAXES

The Company is incorporated in the United States of America, and is subject to United States federal taxation. No provisions for United States income taxes have been made, as the Company had no U.S. taxable income for the nine months ended September 30, 2018 and 2017. The effective income tax rate for the Company for the three months ended September 30, 2018 and 2017 were 21% and 34%, respectively. One of our subsidiaries generated income, and as of September 30, 2018 we accrued income tax in the amount of $11,928 according to the Belgian corporate income tax rate and the other operating subsidiaries reported a loss and no tax provision was recorded. Beginning in 2018, the corporate income tax (“CIT”) levied in Belgium has been reduced to an effective rate of 29.58%. No state, region, or municipal income tax is levied.

During nine months ended September 30, 2018, the Company’s holding company subsidiary, NXEU, was assessed annual corporate taxes in the amount of $5,038.

As of September 30, 2018, the Company has approximately $8,485,737 of net operating losses (“NOL”) carryovers to offset taxable income, if any, in future years, which expire in fiscal 2036. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax assets relating to the NOL period because it is more likely than not that all of the deferred tax assets will not be realized.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law, making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a federal corporate tax rate decrease from 35% to 21% for tax years beginning after December 31, 2017; the transition of U.S international taxation from a worldwide tax system to a territorial system; and a one-time transition tax on the mandatory deemed repatriation of foreign earnings. We have estimated our provision for income taxes in accordance with the Tax Act and guidance available as of the date of this filing, but have kept the full valuation allowance. As a result, we have recorded no United States income tax expense in the nine months ended September 30, 2018.

The Belgian government enacted in December 2017 a significant tax reform law. The new tax legislation contains several key tax provisions, including the reduction of the corporate income tax rate from the current 33.99% to 29.58% in 2018 and 2019, and 25% from 2021. Additionally, the use of net operating losses (which could previously offset 100% of taxable income) is now limited to offset only 70% of taxable income.

On December 27, 2017, NXPROC was granted a tax exemption pursuant to Act number 73-2008 (“ACT 73”) by the Government of Puerto Rico, Department of Economic Development and Commerce (“PRIDCO”). The exemption allows NXPROC to obtain tax credits in the amount of fifty percent (50%) of approved applicable research and development expenses of NXPROC. As of July 23, 2018, the Company has received all government approvals and certifications from PRIDCO and received tax credits in the amount of $732,340, for research and development activity in 2017, which had been posted to Departamento De Hacienda (the Puerto Rican Department of Finance) system and the Company has received $593,195 in net proceeds from the sale of all available tax credits realizing proceeds of 81% of the face value of the tax credits. For the nine months ended September 30, 2018, the Company recorded a benefit to provision for income taxes in the amount of $593,195.

NOTE 6 – INCOME TAXES

The Company is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made, as the Company had no U.S. taxable income for the year ended December 31, 2017 and 2016. The effective income tax rate for the Company for both of the years ended December 31, 2017 and 2016 were 34% and 40%, respectively. Some of our subsidiaries generated income and we accrued income tax according to the Belgian corporate income tax rate, but some had a loss and no tax provision was recorded. The Belgium corporate income tax (“CIT”) is levied at a rate of 33% plus a 3% crisis tax, which is a sur-tax on the CIT amount, implying an effective rate of 33.99%. No state, region or municipal income tax is levied.

The Belgian government enacted in December 2017 a significant tax reform law. The new tax legislation contains several key tax provisions including the reduction of the corporate income tax rate from the current 33.99% to 29.58% in 2018 and 2019 and 25% from 2020. Additionally, the use of net operating losses which could previously offset 100% of taxable income is now limited to offset only 70% of taxable income. The Company will not have to pay additional current tax due to the enacted changes.

The reconciliation of income tax provision (benefit) at the U.S. statutory rate of 34% for the years ended December 31, 2017 and 2016 to the Company’s effective tax rate is as follows:

	Years Ended December 31,
	2017	2016

Income tax (benefit) at U.S. statutory rate	$(740,000)	$(636,000)
Tax rate difference between Belgium and U.S.	—	—
Permanent difference	(1,526,000)	—
Change in valuation allowance	2,266,000	636,000
Tax provision (benefit) at effective tax rate	$—	$—

The provision for income taxes are summarized as follows:

Years Ended December 31,
	2017	2016
Federal
Current	$—	$—
Deferred	—	—
Total income tax provision (benefit)	$—	$—

The tax effects of temporary differences that give rise to the Company’s net deferred tax asset as of December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016

Net loss carryforward U.S. – tax effect	$1,295,000	$—
Net loss carryforwards Belgium – tax effect	406,000	636,000
Less valuation allowance	(1,701,000)	(636,000)
Deferred tax asset, net of allowance	$—	$—

As of December 31, 2017, the Company has approximately $7,789,555 of net operating losses (“NOL”) carryovers to offset taxable income, if any, in future years which expire in fiscal 2036. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax assets relating to the NOL period because it is more likely than not that all of the deferred tax assets will not be realized.

The Company’s deferred tax assets and liabilities were remeasured to reflect the reduction in the U.S. corporate income tax rate from 35% to 21%, and a reduction in the Belgian tax rate from 34% to 25%, resulting in a deferred tax expense of approximately $1,202,000 for the year ended December 31, 2017 that is still fully valued against as of December 31, 2017. This expense is attributable to the Company being in a net deferred tax asset position at the time of remeasurement. As the company maintains a full valuation allowance, this amount can be seen on the rate reconciliation as an adjustment to deferred tax asset and corresponding valuation allowance.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a federal corporate tax rate decrease from 35% to 21% for tax years beginning after December 31, 2017, the transition of U.S international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the mandatory deemed repatriation of foreign earnings. We have estimated our provision for income taxes in accordance with the Tax Act and guidance available as of the date of this filing but have kept the full valuation allowance. As a result, we have recorded no income tax expense in the fourth quarter of 2017, the period in which the legislation was enacted.

On December 22, 2017, Staff Accounting Bulletin No. 118 ("SAB 118") was issued to address the application of US GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act. The deferred tax expense recorded in connection with the remeasurement of deferred tax assets is a provisional amount and a reasonable estimate at December 31, 2017 based upon the best information currently available. The ultimate impact may differ from these provisional amounts, possibly materially, due to, among other things, additional analysis, changes in interpretations and assumptions the Company has made, additional regulatory guidance that may be issued, and actions the Company may take as a result of the Tax Act. Any subsequent adjustment to these amounts will be recorded to current tax expense in the quarter of 2018 when the analysis is complete. The accounting is expected to be complete when the 2017 U.S. corporate income tax return is filed in 2018.